Concentration of risks	12 Months Ended
Dec. 31, 2019
Concentration of risks
Concentration of risks

4.    Concentration of risks

(a)	Concentration of customers

There were no customers that individually represented greater than 10% of the total revenue for the years ended December 31, 2017, 2018 and 2019, respectively.

(b)	Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk consist principally of cash and cash equivalents, restricted cash, accounts receivable and finance receivables.

4.    Concentration of risks (continued)

As of December 31, 2017, 2018 and 2019, substantially all of the Group’s cash and cash equivalents and restricted cash were held by major financial institutions located in Hong Kong and the PRC, which management believes are of high credit quality. Under the new Bankruptcy Law effective in 2007, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits bank in full since it is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable and finance receivables are typically unsecured or secured with automobiles for financing lease and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balance. The Group maintains reserves for estimated credit losses and these losses have generally been within its expectations.

The Group is also exposed to credit risk in relation to investment in convertible notes measured at fair value. The maximum exposure at the end of the reporting period is the carrying amount of the investment.

In addition, the Group is exposed to credit risk in providing loan facilitation services, to the extent that the Group is obligated to purchase the relevant loans upon certain specified events of default by customers.

(c)	Interest rate risk

The Group’s interest rate risk arises from the Group’s borrowings. Borrowings obtained at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash held at variable rates.

(d)	Liquidity risk

The Group aims to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying businesses, the policy of the Group is to consistently monitor the Group’s liquidity risk and to maintain adequate cash and cash equivalents to meet the Group’s liquidity requirements.

The remaining contractual maturities (or the earliest date a financial liability may become payable in the absence of a fixed maturity date) at the balance sheet date mainly includes the Group’s financial assets such as cash and cash equivalents, restricted cash, accounts receivable, bills receivable, finance receivables, investment in convertible notes and other financial assets; financial liabilities such as borrowings, asset-backed securitization debt, accounts payable, bills payable, convertible debt,  guarantee liabilities and other financial liabilities; and operating lease commitments based on contractual undiscounted cash flows.

4.    Concentration of risks (continued)

(e)	Foreign currency exchange rate risk

Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.

(f)	Currency convertibility risk

Substantially all of the Group’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance.

(g)Other financial risk

Towards the end of 2019, the Group found itself facing a stricter regulatory environment following the release of some regulations which could adversely affected its loan facilitation services if proper actions are not adopted. In response the Group has commenced a number of actions to address this matter. Management has assessed that in all likelihood the financial impact of these actions will not be significant for the Group, and does not believe that it is probable there will be a material outflow of financial resources during the process of complying with the new regulations. Management will continue to assess the financial impact of these regulations on its business.